CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION (Schedule of Revenue by geographic areas) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 233,137	$ 197,007
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	128,548	135,936
PERU
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	29,476	20,726
Israel [Member
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	12,505	1,524
Others [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 62,608	$ 38,821